Federal funds purchased and securities sold under agreements to repurchase - Federal Funds and Repurchase Agreements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Federal funds purchased and securities sold under agreements to repurchase
Year End Weighted Rate (as a percent)	0.00%	0.00%
Average Weighted Rate (as a percent)	0.00%	0.00%
Average Balance Outstanding	$ 39,564	$ 29,512
Maximum Outstanding at any Month End	74,910	33,622
Balance	$ 24,647	$ 27,560
Federal funds purchased
Federal funds purchased and securities sold under agreements to repurchase
Year End Weighted Rate (as a percent)	2.64%	1.64%
Average Weighted Rate (as a percent)	2.29%	0.99%
Average Balance Outstanding	$ 1,242	$ 322
Maximum Outstanding at any Month End	12,863	1,067
Balance	$ 8,000	$ 0
Short-term repurchase agreements
Federal funds purchased and securities sold under agreements to repurchase
Year End Weighted Rate (as a percent)	0.00%	0.29%
Average Weighted Rate (as a percent)	3.51%	0.38%
Average Balance Outstanding	$ 11,180	$ 29,190
Maximum Outstanding at any Month End	25,944	32,555
Balance	$ 0	$ 27,560
Bank | Short-term repurchase agreements
Federal funds purchased and securities sold under agreements to repurchase
Year End Weighted Rate (as a percent)	0.35%
Average Weighted Rate (as a percent)	0.67%
Average Balance Outstanding	$ 27,142
Maximum Outstanding at any Month End	36,103
Balance	$ 16,647